Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Cash flows from operating activities:
Net income (loss)			$ 5,906,214	$ 5,940,296
Formation costs paid by related party			10,000
Allocation of offering costs to warrant expense			741,209
Interest income earned			(2,577)	(1,515,362)
Change in fair value of warrant liabilities			(7,205,376)	(6,659,839)
Changes in current assets and liabilities:
Prepaid expenses			(603,711)	371,253
Other current liability – Advance from target				449,167
Due to sponsor				(10,000)
Accrued offering costs and expenses			254,276	734,683
Income taxes payable				253,660
Net cash used in operating activities			(899,965)	(436,142)
Adjustments to reconcile net income to net cash used in operating activities:
Proceeds from initial public offering, net of costs			124,096,500
Proceeds from private placement warrants			6,027,500
Proceeds from convertible promissory note – related party			253,378	500,000
Proceeds from advance from target for extension notes				(166,675)
Payment of promissory note to related party			(285,778)	1,265,000
Redemption of common stock				(120,804,392)
Payment of deferred offering costs			(529,380)
Net cash provided by financing activities			129,562,220	(119,206,067)
Cash flows from investing activities:
Investment of cash in Trust Account			(128,397,500)	(1,019,688)
Cash withdrawn from Trust Account in connection with redemption				120,804,392
Net cash used in investing activities			(128,397,500)	119,784,704
Cash flows from financing activities:
Net change in cash			264,755	142,495
Cash, beginning of the period				264,755
Cash, end of the period			264,755	407,250
Supplemental disclosure of non-cash financing activities:
Deferred offering costs paid by promissory note – related party			32,400
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock			25,000
Deferred underwriting fee charged temporary equity			4,554,000
Initial warrant liability			15,085,335
Initial value of Class A common stock subject to possible redemption			$ 128,397,500
DIGERATI TECHNOLOGIES, INC
Cash flows from operating activities:
Net income (loss)	$ (5,249)	$ (9,378)			$ (9,354)	$ (17,015)
Depreciation and amortization expense	1,919	974			2,916	1,707
Stock compensation and warrant expense	46	47			98	624
Stock issued for services					126
Bad debt expense	69	15			78	17
Amortization of Right-of-Use Assets	546	92			626	328
Changes in current assets and liabilities:
Amortization of debt discount	850	1,605			2,064	2,809
Accounts receivable	(275)	110			484	(69)
Loss (gain) on derivative liabilities	(773)	(1,009)			(6,186)	9,935
Prepaid expenses and other current assets	(57)	(12)			(20)	46
Loss on extinguishment of debt		5,480			5,481	(560)
Inventory	18	27			(18)	(27)
(Gain) on settlement of conversion premium on Notes	(466)
Other Assets	(175)				(131)
Accrued interest added to principal		40				510
Right of use operating lease liability	(446)	(92)			(727)	(328)
Debt extension fee charged to interest expense	418				225
Accounts payable	404	484			860	99
Gain on contingent earnout					(24)
Accrued expenses	550	631			566	1,083
Preferred stock C issued for settlement of AP from current year						333
Deferred income	279	(17)			911	(259)
Stock issued for debt extension					65	59
Net cash used in operating activities	(2,002)	(1,003)			(1,960)	(708)
Common stock issued for debt extension charged to interest expense	340
Adjustments to reconcile net income to net cash used in operating activities:
Acquisitions of VoIP assets, net of cash received					(12,791)	(10,390)
Proceeds from sale of stock and warrants						34
Principal payments on convertible notes, net					(425)	(266)
Borrowings from convertible debt, net of original issuance cost and discounts	3,990	707			806	1,078
Borrowings from debt, net of original issuance cost and discounts		6,000			15,530	13,036
Proceeds from the exercise of warrants	22
Borrowings from related party notes, net of original issuance cost and discounts	250
Principal payments on debt, net	(250)				(250)	(1,338)
Principal payments on convertible debt, net	(500)
Principal payments on related party notes, net	(499)	(328)			(816)	(169)
Principal payment on equipment financing	(53)	(18)			20	(63)
Net cash provided by financing activities	2,960	6,361			14,865	12,312
Cash flows from investing activities:
Cash paid in acquisition of equipment	(264)	(65)			(272)	(410)
Proceeds from Nexogy		162			178
Acquisition of VoIP assets, net of cash received		(4,100)
Net cash used in investing activities	(264)	(4,003)			(12,885)	(10,800)
Cash flows from financing activities:
INCREASE IN CASH AND CASH EQUIVALENTS	694	1,355
Net change in cash					20	804
Cash, beginning of the period	1,509	1,489			1,489	685
Cash, end of the period	2,203	2,844			1,509	1,489
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	1,945	861			2,508	1,111
Income tax paid
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accrued interest rolled into principal	723	319			970
Beneficial conversion feature on convertible debt						282
Incentive earnout adjustment on Active PBX acquisition		121			120
Debt discount from common stock issued with debt	355	38			120	147
Debt discount from derivative liabilities	64	60				358
Debt discount from PRG warrant derivative						6,462
Promissory note reclassed to convertible debt						15
Capitalization of ROU assets and liabilities - operating					940	440
Preferred Stock Series B issued for debt conversion and settlement						18
Preferred Stock Series C issued for AP settlement						221
Common Stock issued for debt conversion						429
Common Stock issued for accounts payable						60
Dividend declared					19	20
Derivative liability resolved to APIC due to debt conversion						$ 588
Debt discount from warrant issuances	667
Beneficial conversion feature on convertible note	1,275
Common stock issued for debt conversion and settlement	75
Common Stock issued for the conversion of Preferred Stock Series A	57
Dividends accrued	8	10
Day 1 (one) recognition of Right-of-use Assets	$ 365